RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 17. RELATED PARTY TRANSACTIONS

During the year the Company sold equipment amounting to $74,016 to an entity in which our President, Chief Executive Officer, and Chairman of our Board, has an ownership interest. The equipment was sold on an arms-length basis. There was an accounts receivable balance from this entity in the amount of $58,850 as of December 31, 2014.